RS - Summary of Development of Stock Option Plans and Fair Value (Details)	12 Months Ended
Dec. 31, 2023 shares € / shares
April 2017 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	68,305
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	68,305
Number of instruments exercisable on reporting date (in shares)	68,305
Weighted-average price (eur per share) | € / shares	€ 55.52
April 2018 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	63,127
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	63,127
Number of instruments exercisable on reporting date (in shares)	63,127
Weighted-average price (eur per share) | € / shares	€ 81.04
April 2019 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	68,641
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(48,706)
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	19,935
Number of instruments exercisable on reporting date (in shares)	19,935
Weighted-average price (eur per share) | € / shares	€ 87.86
October 2019 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	57,078
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(24,543)
Exercised (in shares)	0
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	32,535
Number of instruments exercisable on reporting date (in shares)	32,535
Weighted-average price (eur per share) | € / shares	€ 106.16
April 2020 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	95,275
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(384)
Expired (in shares)	0
Ending balance (in shares)	94,891
Number of instruments exercisable on reporting date (in shares)	0
Weighted-average price (eur per share) | € / shares	€ 93.66
October 2021 Stock Option Plan
Stock Options Plans [Line Items]
Beginning balance (in shares)	125,135
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	0
Exercised (in shares)	0
Forfeitures (in shares)	(17,918)
Expired (in shares)	0
Ending balance (in shares)	107,217
Number of instruments exercisable on reporting date (in shares)	0
Weighted-average price (eur per share) | € / shares	€ 44.91